Document And Entity Information	Jan. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2023
Entity Registrant Name	Autoliv, Inc.
Entity Central Index Key	0001034670
Entity Emerging Growth Company	false
Entity File Number	001-12933
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0378542
Entity Address, Address Line One	Klarabergsviadukten 70, Section B, 7th Floor
Entity Address, Address Line Two	Box 70381
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	SE-107 24
City Area Code	46 8
Local Phone Number	587 206 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $1.00 per share)
Trading Symbol	ALV
Security Exchange Name	NYSE